PROMISSORY NOTES (Schedule of promissory notes) (Details) - Promissory notes payable [Member] - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Debt Instrument [Line Items]
Balance, beginning of period	$ 0	$ 2,026,667
Repayments		(2,026,667)
Balance, end of period	$ 0	$ 0